Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Other Finite-Lived Intangible Assets, Gross	$ 258,079	$ 127,390
Accumulated amortization	(49,145)	(29,698)
Net book value	208,934	97,692
Weighted-average amortization period in years	18.2	30
Liabilities
Real estate intangible liabilities, Gross	62,281	27,045
Accumulated amortization	(15,992)	(10,478)
Net book value	46,289	16,567
Weighted-average amortization period in years	14.0	12.1
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	182,030	74,198
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	24,089	10,232
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	46,992	39,806
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	4,968	3,154
Gross historical cost [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	258,079	127,390
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	57,261	22,961
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 5,020	$ 4,084